Income Taxes - Summary of Significant Components of Deferred Tax Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Deferred tax assets (liabilities)
Current deferred tax assets (liabilities)	$ 298	$ 120
Deferred revenues	0	0
Current deferred tax assets	298	120
Valuation allowances	(298)	(120)
Net current deferred tax assets	0	0
Net operating loss carryforwards	19,224	17,150
Stock based compensation	2,987	2,532
Research and development tax credit	1,627	1,206
Other	51	10
Non-current deferred tax assets	23,889	20,898
Valuation allowances	(23,884)	(20,882)
Net non-current deferred tax assets	5	16
Non-current deferred tax liabilities	(5)	(16)
Net deferred tax assets	$ 0	$ 0